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MetLife Investors Insurance Company of California
22 Corporate Plaza Drive
Newport Beach, CA  92660

                                                     May 5, 2005

VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.   20549

         Re: MetLife Investors Insurance Company of California and MetLife Investors Variable Annuity Account Five
                  File No. 333-54074 (Class XC)
                  Rule 497(j) Certification
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Commissioners:

         On behalf of MetLife Investors Insurance Company of California (the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI"), each dated May 1, 2005 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 8 for the Account filed electronically with the Commission on April 27, 2005.

         If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,

                                             /s/Michele H. Abate

                                             Michele H. Abate
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company